PROPERTY AND EQUIPMENT, NET	12 Months Ended
Aug. 31, 2012
PROPERTY AND EQUIPMENT, Net [Abstract]
PROPERTY AND EQUIPMENT, Net
NOTE 6 - PROPERTY AND EQUIPMENT, NET:

a.	Composition of property and equipment, grouped by major classifications, is as follows:

	August 31
	2012	2011
Cost:
Leasehold improvements	$76,029	$76,029
Office furniture and equipment	19,941	19,941
Computers and peripheral equipment	29,642	27,513
	125,612	123,483
Less - accumulated depreciation and amortization	120,844	106,107
	$4,768	$17,376

b.	Depreciation expenses totaled $14,737 and $28,303 in the years ended August 31, 2012 and 2011, respectively.